EARNINGS PER SHARE INFORMATION (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Diluted
Earnings (loss) from continuing operations									$ (811)	$ (4,822)	$ (6,111)
Preferred stock dividends									(289)	(237)	(474)
Accretion of redeemable noncontrolling interests, net of tax									0	(9)	(151)
Accretion of preferred share repurchase									4	0	0
Earnings (loss) from continuing operations attributable to common shareholders									(1,097)	(5,067)	(6,737)
Earnings (loss) from discontinued operations									1,151	(1,516)	11,813
Net earnings (loss) attributable to GE common shareholders									$ 54	$ (6,583)	$ 5,077
Total average equivalent shares (in shares)									1,096	1,098	1,094
Employee compensation-related shares (including stock options) (in shares)									0	0	0
Total average equivalent shares (in shares)									1,096	1,098	1,094
Earnings per share from continuing operations (in dollars per share)	$ 1.53	$ (0.29)	$ (1.09)	$ (1.16)	$ (3.78)	$ 0.50	$ (0.96)	$ (0.39)	$ (1.00)	$ (4.62)	$ (6.16)
Earnings (loss) per share from discontinued operations (in dollars per share)	0.37	0.37	0.23	0.08	0.22	0.83	(0.19)	(2.25)	1.05	(1.38)	10.80
Net earnings (loss) per share (in dollars per share)	1.90	0.08	(0.86)	(1.08)	(3.56)	1.34	(1.15)	(2.63)	$ 0.05	$ (6.00)	$ 4.64
Potentially dilutive securities									45	41	57
Basic
Earnings (loss) from continuing operations									$ (811)	$ (4,822)	$ (6,111)
Preferred stock dividends									(289)	(237)	(474)
Accretion of redeemable noncontrolling interests, net of tax									0	(9)	(151)
Accretion of preferred share repurchase									4	0	0
Earnings (loss) from continuing operations attributable to common shareholders									(1,097)	(5,067)	(6,737)
Earnings (loss) from discontinued operations									1,151	(1,516)	11,813
Net earnings (loss) attributable to GE common shareholders									$ 54	$ (6,583)	$ 5,077
Earnings per share from continuing operations (in dollars per share)	1.55	(0.29)	(1.09)	(1.16)	(3.78)	0.51	(0.96)	(0.39)	$ (1.00)	$ (4.62)	$ (6.16)
Earnings (loss) per share from discontinued operations (in dollars per share)	0.37	0.37	0.23	0.08	0.22	0.84	(0.19)	(2.25)	1.05	(1.38)	10.80
Net earnings (loss) per share (in dollars per share)	$ 1.93	$ 0.08	$ (0.86)	$ (1.08)	$ (3.56)	$ 1.35	$ (1.15)	$ (2.63)	$ 0.05	$ (6.00)	$ 4.64